Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill
Schedule of reconciliation of intangible assets and goodwill

	Management	Covenants not
	services agreements	to complete	Software	Total
Cost

Balance, December 31, 2020	$6,020,000	$310,000	$—	$6,330,000
Additions (note 5(a))	3,850,000	550,000	—	4,400,000

Balance, December 30, 2021	9,870,000	860,000	—	10,730,000
Additions through business combinations (note 5(b))	15,850,000	—	363,424	16,213,424
Impairment loss (note 7(c))	(5,831,916)	(461,029)	—	(6,292,945)

Balance, December 31, 2022	$19,888,084	$398,971	$363,424	$20,650,479

Accumulated depreciation

Balance, December 31, 2020	$507,240	$78,361	$—	$585,601
Amortization	465,500	89,500	—	555,000

Balance, December 31, 2021	972,740	167,861	—	1,140,601
Amortization	1,146,567	172,000	39,646	1,358,213

Balance, December 31, 2022	$2,119,307	$339,861	$39,646	$2,498,814

Net book value

Balance, December 31, 2021	$8,897,260	$692,139	$—	$9,589,399
Balance, December 31, 2022	17,768,777	59,110	323,778	18,151,665

Total
Cost
Balance, December 31, 2020	$3,707,650
Additions (note 5(a))	3,042,457

Balance, December 31, 2021	6,750,107
Additions (note 5(b))	15,328,219

Balance, December 31, 2022	$22,078,326

Impairment

Balance, December 31, 2020	$—
Impairment	—

Balance, December 31, 2021	—
Impairment (note 7 (c))	(14,384,215)

Balance, December 31, 2022	$(14,384,215)

Net book value

Balance, December 31, 2021	$6,750,107
Balance, December 31, 2022	7,694,111